Ordinary Shares	12 Months Ended
Dec. 31, 2019
Ordinary Shares
Ordinary Shares

23. Ordinary Shares

Upon inception, each ordinary share was issued at a par value of US$0.00025 per share. Various numbers of ordinary shares were issued to share-based compensation award recipients. As of December 31, 2018 and 2019, the authorized share capital of the Company is US$1,000 divided into 4,000,000,000 shares, comprising of: 2,500,000,000 Class A Ordinary Shares, 132,030,222 Class B Ordinary Shares, 148,500,000 Class C Ordinary Shares, each at a par value of US$0.00025 per share, and 1,219,469,778 shares of a par value of US$0.00025 each of such class or classes as the board of directors may determine.

As of December 31, 2018 and 2019, 4,000,000,000 ordinary shares were authorized. 1,057,731,012 and 1,067,467,877 shares were issued and 1,050,799,032 and 1,064,472,660 shares were outstanding as of December 31, 2018 and 2019, respectively. The share number excludes 47,985,539 Class A Ordinary Shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuance upon the exercise or vesting of awards granted under the Company’s share incentive plans.